Stock Compensation Plan Restricted Stock (Details) - USD ($) $ / shares in Units, $ in Millions	8 Months Ended	12 Months Ended
	Dec. 28, 2019	Dec. 26, 2020	Apr. 30, 2019	Apr. 30, 2018	Apr. 30, 2017
Stock compensation plan
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value		$ 7.2
Restricted Stock Units
Stock compensation plan
Share Based Compensation Arrangement by Share Based Payment Award Options Nonvested Granted in Period Weighted Average Exercise Price	$ 14,100	$ 24,830	$ 10,400	$ 12.21
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number	205,206,000	296,147,000	168,792,000	127,030,000	176,396,000
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Weighted Average Grant Date Fair Value	$ 13,110	$ 20.51	$ 10,560	$ 12.48	$ 13.61
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted	153,085,000	192,809,000	147,991,000	192,560,000
Share Based Compensation Arrangement by Share Based Payment Award Options Vested in Period	(80,549,000)	(85,911,000)	(28,029,000)	(187,364,000)
Share Based Compensation Arrangement by Share Based Payment Award Options Nonvested Forfeited in Period	(36,122,000)	(15,957,000)	(78,200,000)	(54,562,000)
Share Based Compensation Arrangement by Share Based Payment Award Options Vested in Period Weighted Average Exercise Price	$ 10,730	$ 12,670	$ 13,470	$ 13.04
Share Based Compensation Arrangement by Share Based Payment Award Options Nonvested Forfeited in Period Weighted Average Exercise Price	10,720	19,690	$ 12,310	$ 13.34
Performance Shares
Stock compensation plan
Share Based Compensation Arrangement by Share Based Payment Award Options Nonvested Granted in Period Weighted Average Exercise Price	$ 14,400	$ 24,840
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number	465,833,000	618,737,000	0
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Weighted Average Grant Date Fair Value	$ 14,400	$ 17,000.00	$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted	465,833,000	154,904,000
Share Based Compensation Arrangement by Share Based Payment Award Options Vested in Period	0	0
Share Based Compensation Arrangement by Share Based Payment Award Options Nonvested Forfeited in Period	0	(2,000,000)
Share Based Compensation Arrangement by Share Based Payment Award Options Vested in Period Weighted Average Exercise Price	$ 0	$ 0
Share Based Compensation Arrangement by Share Based Payment Award Options Nonvested Forfeited in Period Weighted Average Exercise Price	$ 0	$ 14,400